Segment and corporate information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment and corporate information
Revenue	€ 17,476,555	€ 16,546,873	€ 17,783,572
Operating income	2,269,558	3,037,798	2,362,439
Interest	(429,444)	(301,062)	(364,824)
Income before income taxes	1,840,114	2,736,736	1,997,615
Depreciation and Amortization	(1,553,408)	(724,847)	(735,479)
Impairment loss	(39,752)	(64,719)
Income (loss) from equity method investees	73,679	73,346	67,199
Total assets	32,934,735	26,242,268	24,025,215
thereof investments in equity method investees	696,872	649,780	647,009
Additions to non-current assets	1,893,919	1,154,965	992,957
Revenue from contracts with customers
Segment and corporate information
Revenue	17,102,136	16,232,793
Other revenue
Segment and corporate information
Revenue	374,419	314,080
Segment Total
Segment and corporate information
Revenue	17,456,414	16,532,137	17,768,824
Operating income	2,613,667	3,396,674	2,901,507
Depreciation and Amortization	(1,313,057)	(562,039)	(580,609)
Impairment loss	(39,752)	(64,719)
Income (loss) from equity method investees	75,230	73,346	67,199
Total assets	29,528,180	23,591,064	21,885,908
thereof investments in equity method investees	696,872	649,780	647,009
Additions to non-current assets	1,536,985	838,818	751,905
Segment Total | Revenue from contracts with customers
Segment and corporate information
Revenue	17,081,995	16,218,057
Segment Total | Other revenue
Segment and corporate information
Revenue	374,419	314,080
North America Segment
Segment and corporate information
Revenue	12,195,173	11,569,732	12,878,665
Operating income	1,794,101	2,665,187	2,086,391
Depreciation and Amortization	(992,526)	(377,836)	(398,235)
Impairment loss	(36,411)
Income (loss) from equity method investees	75,941	75,279	71,739
Total assets	21,700,202	16,936,646	15,556,146
thereof investments in equity method investees	400,514	348,096	342,462
Additions to non-current assets	1,097,517	598,988	526,652
North America Segment | Revenue from contracts with customers
Segment and corporate information
Revenue	11,931,396	11,347,963
North America Segment | Other revenue
Segment and corporate information
Revenue	263,777	221,769
EMEA Segment
Segment and corporate information
Revenue	2,693,473	2,586,558	2,547,055
Operating income	448,062	398,683	443,725
Depreciation and Amortization	(188,580)	(116,384)	(119,044)
Impairment loss	(3,341)	(64,719)
Income (loss) from equity method investees	(4,414)	(4,322)	(7,159)
Total assets	4,058,523	3,612,800	3,585,486
thereof investments in equity method investees	171,704	178,886	181,870
Additions to non-current assets	212,282	158,974	130,755
EMEA Segment | Revenue from contracts with customers
Segment and corporate information
Revenue	2,652,943	2,559,485
EMEA Segment | Other revenue
Segment and corporate information
Revenue	40,530	27,073
Asia-Pacific Segment
Segment and corporate information
Revenue	1,858,770	1,689,353	1,623,312
Operating income	328,996	303,956	313,042
Depreciation and Amortization	(98,599)	(45,475)	(45,401)
Income (loss) from equity method investees	2,551	2,125	1,919
Total assets	2,852,271	2,322,284	2,074,150
thereof investments in equity method investees	99,815	98,741	98,281
Additions to non-current assets	190,591	53,962	52,861
Asia-Pacific Segment | Revenue from contracts with customers
Segment and corporate information
Revenue	1,792,020	1,627,715
Asia-Pacific Segment | Other revenue
Segment and corporate information
Revenue	66,750	61,638
Latin America Segment
Segment and corporate information
Revenue	708,998	686,494	719,792
Operating income	42,508	28,848	58,349
Depreciation and Amortization	(33,352)	(22,344)	(17,929)
Income (loss) from equity method investees	1,152	264	700
Total assets	917,184	719,334	670,126
thereof investments in equity method investees	24,839	24,057	24,396
Additions to non-current assets	36,595	26,894	41,637
Latin America Segment | Revenue from contracts with customers
Segment and corporate information
Revenue	705,636	682,894
Latin America Segment | Other revenue
Segment and corporate information
Revenue	3,362	3,600
Corporate
Segment and corporate information
Revenue	20,141	14,736	14,748
Operating income	(344,109)	(358,876)	(539,068)
Depreciation and Amortization	(240,351)	(162,808)	(154,870)
Income (loss) from equity method investees	(1,551)
Total assets	3,406,555	2,651,204	2,139,307
Additions to non-current assets	356,934	316,147	241,052
Corporate | Revenue from contracts with customers
Segment and corporate information
Revenue	20,141	14,736
Operating Segments | Segment Total
Segment and corporate information
Revenue	17,460,922	16,534,923	17,771,468
Operating Segments | North America Segment
Segment and corporate information
Revenue	12,198,240	11,571,341	12,880,563
Operating Segments | EMEA Segment
Segment and corporate information
Revenue	2,694,159	2,586,862	2,547,071
Operating Segments | Asia-Pacific Segment
Segment and corporate information
Revenue	1,859,274	1,689,986	1,623,668
Operating Segments | Latin America Segment
Segment and corporate information
Revenue	709,249	686,734	720,166
Operating Segments | Corporate
Segment and corporate information
Revenue	15,633	11,950	12,104
Inter-segment | Segment Total
Segment and corporate information
Revenue	(4,508)	(2,786)	(2,644)
Inter-segment | North America Segment
Segment and corporate information
Revenue	(3,067)	(1,609)	(1,898)
Inter-segment | EMEA Segment
Segment and corporate information
Revenue	(686)	(304)	(16)
Inter-segment | Asia-Pacific Segment
Segment and corporate information
Revenue	(504)	(633)	(356)
Inter-segment | Latin America Segment
Segment and corporate information
Revenue	(251)	(240)	(374)
Inter-segment | Corporate
Segment and corporate information
Revenue	€ 4,508	€ 2,786	€ 2,644